SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset – Patent	$ 22,353	$ 22,353	$ 22,353
Accumulated depreciation	(10,135)	(9,520)	(8,292)
Intangible asset, net	$ 12,218	$ 12,833	$ 14,061